UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Equity:Other - 33.9%
Diversified/Specialty - 30.0%
British Land Co. PLC	1,500,671	$11,574,601
CapitaLand Ltd.	1,733,000	3,613,305
CBRE Group, Inc. (a)	92,260	1,780,618
Coresite Realty Corp.	169,950	3,407,497
Dexus Property Group	7,183,149	6,787,696
Digital Realty Trust, Inc. (b)	192,300	13,626,378
Dundee Real Estate Investment Trust	175,991	5,874,557
Evergrande Real Estate Group Ltd. (b)	5,894,000	2,792,712
Forest City Enterprises, Inc. (a)	214,595	2,817,632
Hysan Development Co., Ltd.	1,777,521	7,015,521
Land Securities Group PLC	36	383
Lend Lease Group	430,603	3,360,218
Lexington Realty Trust	277,378	2,385,451
Mitsubishi Estate Co., Ltd.	349,000	5,586,688
Mitsui Fudosan Co., Ltd.	1,791,000	29,556,119
New World Development Co Ltd.	5,789,180	6,333,440
Soho China Ltd.	9,413,000	6,173,937
Sun Hung Kai Properties Ltd.	2,007,454	27,852,087
Telecity Group PLC (a)	657,187	6,710,923
Tokyu Land Corp.	1,165,000	4,853,667
Unibail-Rodamco SE	129,512	24,921,337
UOL Group Ltd.	1,401,747	5,116,240
Weyerhaeuser Co.	158,740	3,177,975
Wharf Holdings Ltd.	2,675,000	15,257,317

		200,576,299

Health Care - 3.9%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	4,099,471
Health Care REIT, Inc.	89,839	5,139,689
Ventas, Inc.	293,160	17,094,160

		26,333,320

		226,909,619

Retail - 23.3%
Regional Mall - 14.2%
CapitaMall Trust	3,433,000	4,657,630
CFS Retail Property Trust	3,504,980	6,386,746
General Growth Properties, Inc.	639,250	10,087,365
Glimcher Realty Trust	1,083,282	10,432,006
Macerich Co. (The)	122,910	6,674,013
Multiplan Empreendimentos Imobiliarios SA	158,319	3,624,519
Simon Property Group, Inc.	303,536	41,238,401
Westfield Group	1,268,057	11,440,964

		94,541,644

Shopping Center/Other Retail - 9.1%
Aeon Mall Co., Ltd.	227,500	5,050,251
Corio NV	53,670	2,501,055
DDR Corp.	584,184	8,096,790
Hammerson PLC	1,704,800	10,148,610
Klepierre	183,774	5,528,351
Link REIT (The)	2,222,860	8,120,648
Regency Centers Corp.	81,440	3,365,101

Company	Shares	U.S. $ Value
Retail Opportunity Investments Corp. (b)	538,922	$6,391,615
RioCan Real Estate Investment Trust (Toronto)	1,136	29,434
Tanger Factory Outlet Centers	16,743	493,919
Weingarten Realty Investors	205,850	4,995,979
Westfield Retail Trust	2,354,900	6,311,481

		61,033,234

		155,574,878

Residential - 15.9%
Multi-Family - 10.5%
BRE Properties, Inc.	156,220	8,095,320
Camden Property Trust	119,200	7,688,400
Colonial Properties Trust (b)	128,091	2,738,586
Equity Residential	110,490	6,579,679
Essex Property Trust, Inc. (b)	56,580	8,147,520
GSW Immobilien AG (a)	156,504	4,852,409
MRV Engenharia e Participacoes SA	89,400	688,204
Northern Property Real Estate Investment Trust	101,214	3,157,449
Post Properties, Inc.	250,840	11,210,040
Rossi Residencial SA	1,067,400	5,767,088
Stockland	3,074,530	10,966,172

		69,890,867

Self Storage - 5.4%
Big Yellow Group PLC	1,905,170	8,407,851
CubeSmart	147,070	1,673,657
Extra Space Storage, Inc.	269,303	7,088,055
Public Storage	84,883	11,786,853
Sovran Self Storage, Inc.	157,935	7,347,136

		36,303,552

		106,194,419

Office - 12.8%
Office - 12.8%
Allied Properties Real Estate Investment Trust	1,419	36,427
Boston Properties, Inc.	115,144	11,980,733
Castellum AB	505,300	6,430,626
Cominar Real Estate Investment Trust	154,020	3,330,162
Derwent London PLC	66,010	1,743,155
Douglas Emmett, Inc.	571,149	11,942,726
Duke Realty Corp.	881,987	11,809,806
Dundee International Real Estate Investment Trust	194,398	1,987,214
Great Portland Estates PLC	1,335,712	7,594,723
Hongkong Land Holdings Ltd.	617,000	3,170,629
Hufvudstaden AB - Class A	429,994	4,531,552
Kilroy Realty Corp.	207,962	8,657,458
Mack-Cali Realty Corp.	142,950	4,111,242
SL Green Realty Corp.	114,868	8,446,244

		85,772,697

Lodging - 7.0%
Lodging - 7.0%
Ashford Hospitality Trust, Inc.	580,115	5,226,836
Great Eagle Holdings Ltd.	2,203,000	5,432,207
Host Hotels & Resorts, Inc.	333,870	5,482,145
Hyatt Hotels Corp. (a)	162,890	6,942,372

Company	Shares	U.S. $ Value
InnVest Real Estate Investment Trust	1,075,636	$5,310,061
Intercontinental Hotels Group PLC	425,433	8,675,560
Kosmopolito Hotels International Ltd.	6,939,000	1,162,887
Pebblebrook Hotel Trust	158,070	3,505,992
Strategic Hotels & Resorts, Inc. (a)	830,870	5,159,703

		46,897,763

Industrials - 6.3%
Industrial Warehouse Distribution - 4.4%
EastGroup Properties, Inc.	218,280	10,368,300
Global Logistic Properties Ltd. (a) (b)	2,448,000	3,866,268
ProLogis, Inc.	467,778	14,833,240

		29,067,808

Mixed Office Industrial - 1.9%
Goodman Group	19,138,370	13,014,896

		42,082,704

Total Common Stocks (cost $587,821,689)		663,432,080

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $10,289,479)	10,289,479	10,289,479

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $598,111,168)		673,721,559

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.1%
Investment Companies - 2.1%
AllianceBernstein Exchange Reserves - Class I, 0.19% (c) (cost $13,892,948)	13,892,948	13,892,948

Total Investments - 102.8% (cost $612,004,116) (d)		687,614,507
Other assets less liabilities - (2.8)%		(18,867,973)

Net Assets - 100.0%		$668,746,534

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling
5/15/12	6,832	$5,354,443	$5,602,228	$247,785
Swedish Krona settling 2/15/12	53,413	8,113,098	7,847,044	(266,054)
BNP Paribas SA:
Norwegian Krone settling
2/15/12	50,594	8,985,543	8,619,048	(366,495)
Citibank NA:
Australian Dollar settling 2/15/12	7,535	7,615,760	7,987,858	372,098
Australian Dollar settling 2/15/12	5,964	6,027,922	6,322,440	294,518
Credit Suisse London Branch (GFX):
Canadian Dollar settling 2/15/12	2,921	2,877,464	2,912,195	34,731
Goldman Sachs International:
Canadian Dollar settling 2/15/12	6,833	6,651,028	6,812,403	161,375
HSBC BankUSA:
Euro settling 2/15/12	2,654	3,460,153	3,471,647	11,494
Royal Bank of Canada:
Canadian Dollar settling 2/15/12	4,295	4,144,741	4,282,054	137,313
Swiss Franc settling 2/15/12	7,572	8,464,213	8,227,407	(236,806)
Royal Bank of Scotland PLC.:
Japanese Yen settling 2/15/12	1,803,816	23,273,844	23,669,186	395,342
Standard Chartered Bank:
Great British Pound settling
2/15/12	5,863	9,078,369	9,237,974	159,605
UBS AG:
New Zealand Dollar settling
2/15/12	13,927	11,018,346	11,488,515	470,169
Westpac Banking Corp.:
Australian Dollar settling 5/15/12	7,910	8,050,956	8,305,489	254,533
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	7,587	10,365,056	9,924,411	440,645
New Zealand Dollar settling
2/15/12	2,715	2,041,028	2,239,629	(198,601)
Citibank NA:
Euro settling 2/15/12	7,714	10,627,694	10,090,537	537,157
Credit Suisse London Branch (GFX):
Euro settling 5/15/12	2,589	3,281,247	3,387,928	(106,681)
HSBC BankUSA:
Swiss Franc settling 2/15/12	7,572	8,055,062	8,227,406	(172,344)
Morgan Stanley and Co., Inc.:
Australian Dollar settling 2/15/12	7,535	7,621,080	7,987,859	(366,779)
Royal Bank of Scotland PLC:
Great British Pound settling
2/15/12	1,565	2,463,107	2,465,876	(2,769)
Great British Pound settling
5/15/12	2,703	4,120,183	4,255,626	(135,443)
Japanese Yen settling 2/15/12	1,078,213	13,961,245	14,148,019	(186,774)
New Zealand Dollar settling
2/15/12	6,657	5,147,259	5,491,423	(344,164)
Standard Chartered Bank:
Great British Pound settling
2/15/12	6,712	10,792,023	10,575,691	216,332
UBS AG:
Canadian Dollar settling 2/15/12	19,881	19,547,519	19,821,072	(273,553)
Swedish Krona settling 2/15/12	12,113	1,733,832	1,779,552	(45,720)

				$1,030,914

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $99,162,519 and gross unrealized depreciation of investments was $(23,552,128), resulting in net unrealized appreciation of $75,610,391.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2012 (unaudited)

COUNTRY BREAKDOWN *
47.8%	United States
11.0%	Hong Kong
8.7%	Australia
8.2%	United Kingdom
6.7%	Japan
4.5%	France
3.5%	Canada
2.6%	Singapore
1.6%	Sweden
1.5%	Brazil
1.3%	China
0.7%	Germany
0.4%	Netherlands
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time.

AllianceBernstein Global Real Estate Investment Fund II

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity:Other	$59,403,428		$167,506,191		$	– 0	–	$226,909,619
Retail	95,429,142		60,145,736			– 0	–	155,574,878
Residential	81,967,987		24,226,432			– 0	–	106,194,419
Office	62,302,012		23,470,685			– 0	–	85,772,697
Lodging	31,627,109		15,270,654			– 0	–	46,897,763
Industrials	25,201,540		16,881,164			– 0	–	42,082,704
Short-Term Investments	10,289,479		– 0	–		– 0	–	10,289,479
Investments of Cash Collateral for Security
Loaned in Affiliated Money Market Fund	13,892,948		– 0	–		– 0	–	13,892,948

Total Investments in Securities	380,113,645		307,500,862+			– 0	–	687,614,507
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	3,733,097			– 0	–	3,733,097
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,702,183)			– 0	–	(2,702,183)

Total	$380,113,645		$308,531,776		$	– 0	–	$688,645,421

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012